Note 18 - Leases (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Lease, Cost [Table Text Block]
Operating
Weighted average remaining term (years)	13.6
Weighted average discount rate	6.12%

Lessee, Operating Lease, Liability, to be Paid, Maturity [Table Text Block]
Undiscounted cash flows due (In thousands):	Operating
2026	$464
2027	417
2028	407
2029	415
2030	424
2031 and thereafter	4,172
Total undiscounted cash flows	6,299
Discount on cash flows	(2,137)
Total lease liabilities	$4,162